Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingent Liabilities (Textual)
Lease expenses	$ 365	$ 354	$ 405
Outstanding contingent obligation to pay royalties	$ 3,700
Royalty commitments, Description	The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.